Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Cash flows from operating activities:
Net income	$ 3,869	$ 2,963	$ 2,384
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	172	159	160
Amortization of acquired intangible assets	637	630	646
Non-cash operating lease cost	75	81	90
Share-based compensation expense	1,968	1,940	1,712
Deferred income taxes	(435)	(554)	(628)
Other	127	92	81
Total adjustments	2,544	2,348	2,061
Originations and purchases of notes receivable held for sale	0	(96)	0
Sales and principal repayments of notes receivable held for sale	0	98	0
Changes in operating assets and liabilities:
Accounts receivable	(71)	(52)	42
Income taxes receivable	27	(48)	64
Prepaid expenses and other assets	(283)	(30)	(75)
Accounts payable	73	133	(97)
Accrued compensation and related liabilities	(64)	257	88
Deferred revenue	142	(49)	111
Operating lease liabilities	(77)	(71)	(81)
Other liabilities	47	(569)	549
Total changes in operating assets and liabilities	(206)	(429)	601
Net cash provided by operating activities	6,207	4,884	5,046
Cash flows from investing activities:
Purchases of corporate and customer fund investments	(2,363)	(780)	(1,015)
Sales of corporate and customer fund investments	320	526	240
Maturities of corporate and customer fund investments	864	676	449
Purchases of property and equipment	(84)	(191)	(210)
Capitalization of internal use software	(40)	(59)	(50)
Acquisitions of businesses, net of cash acquired	(184)	(83)	(33)
Originations and purchases of notes receivable held for investment	(3,992)	(2,538)	(1,983)
Sales of notes receivable originally classified as held for investment	562	234	0
Principal repayments of notes receivable held for investment	2,706	2,068	1,727
Other	(107)	(80)	(47)
Net cash used in investing activities	(2,318)	(227)	(922)
Cash flows from financing activities:
Proceeds from issuance of long-term debt, net of discount and issuance costs	0	3,956	0
Repayments of debt	(500)	(4,200)	(1,009)
Proceeds from borrowings under unsecured revolving credit facility	0	100	0
Repayments on borrowings under unsecured revolving credit facility	0	(100)	0
Proceeds from borrowings under secured revolving credit facilities	429	180	222
Repayments on borrowings under secured revolving credit facilities	0	(25)	(23)
Proceeds from issuance of stock under employee stock plans	398	282	228
Payments for employee taxes withheld upon vesting of restricted stock units	(982)	(1,002)	(633)
Cash paid for purchases of treasury stock	(2,772)	(1,988)	(1,967)
Dividends and dividend rights paid	(1,189)	(1,034)	(889)
Net change in funds receivable and funds payable and amounts due to customers	3,107	3,436	(197)
Other	(1)	(2)	(1)
Net cash used in financing activities	(1,510)	(397)	(4,269)
Effect of exchange rates on cash, cash equivalents, restricted cash, and restricted cash equivalents	3	(13)	0
Net increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents	2,382	4,247	(145)
Cash, cash equivalents, restricted cash, and restricted cash equivalents at beginning of period	7,099	2,852	2,997
Cash, cash equivalents, restricted cash, and restricted cash equivalents at end of period	9,481	7,099	2,852
Reconciliation of cash, cash equivalents, restricted cash, and restricted cash equivalents reported within the consolidated balance sheets to the total amounts reported on the consolidated statements of cash flows
Cash and cash equivalents	2,884	3,609	2,848
Restricted cash and restricted cash equivalents included in funds receivable and amounts held for customers	6,597	3,490	4
Total cash, cash equivalents, restricted cash, and restricted cash equivalents at end of period	9,481	7,099	2,852
Supplemental disclosure of cash flow information:
Interest paid	284	200	272
Income taxes paid, net	1,408	1,881	484
Supplemental schedule of non-cash investing activities:
Transfers of notes receivable originated or purchased as held for investment to held for sale	$ 546	$ 231	$ 0